Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000143962 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000143962 | HYPER2908 | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143962 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143962 | GLXPL2908 | Galaxy Plus Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143962 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143962 | 34387AHW2 | Flushing Bank
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | 23204HQE1 | Customers Bank
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | 29667RVY6 | ESSA Bank & Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | 20825WDQ0 | Connexus Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143962 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143962 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000143962 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000126480 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000126480 | HYPER2908 | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000126480 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000126480 | GLXPL2908 | Galaxy Plus Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126480 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000126480 | 34387AHW2 | Flushing Bank
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | 23204HQE1 | Customers Bank
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | 29667RVY6 | ESSA Bank & Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | 20825WDQ0 | Connexus Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000126480 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000126480 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000126480 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	71.20%